Segment Information (Details) - Schedule of Group’s Revenues - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Group’s Revenues [Line Items]
Revenues	$ 150,222	$ 142,131	$ 141,505
Offline Sales to Dealers [Member]
Schedule of Group’s Revenues [Line Items]
Revenues	84,894	72,614	53,087
Offline Sales to ODM Customers [Member]
Schedule of Group’s Revenues [Line Items]
Revenues	53,972	57,970	62,736
Online Sales to Retail Customers [Member]
Schedule of Group’s Revenues [Line Items]
Revenues	$ 11,356	$ 11,547	$ 25,682